CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2022
CASH AND CASH EQUIVALENTS.
CASH AND CASH EQUIVALENTS
14	CASH AND CASH EQUIVALENTS

As at December 31, 2022 and 2021, cash and cash equivalents consisted of cash held in banks, marketable investments with an original maturity date of 90 days or less from the date of acquisition, and prepaid credit cards.